Provision for taxes, civil and labor risks (Tables)	3 Months Ended
Mar. 31, 2018
Provision for taxes, civil and labor risks
Schedule of provisions
	March 31, 2018 (Unaudited)	December 31, 2017
Taxes	1.9	1.9
Civil	51.3	48.7
Labor	24.1	22.6

	77.3	73.2

Schedule of changes in taxes, civil and labor provisions

Total
Balance at December 31, 2016	76.4

Provisions recognized	78.4
Utilized provisions	(81.6)

Balance at December 31, 2017	73.2

Provisions recognized	14.2
Utilized provisions	(10.1)

Balance at March 31, 2018	77.3

Schedule of amounts of claims for which no provision recorded
	March 31, 2018 (Unaudited)	December 31, 2017
Taxes	80.6	80.6
Civil	39.7	23.3
Labor	129.8	133.3

	250.1	237.2